Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2025
1
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
Shares Security Description Value
Common Stock - 95.1%
Consumer Discretionary - 10.0%
75,280 Amazon.com, Inc.(a) $ 16,515,679
2,045 AutoZone, Inc.(a) 7,591,510
18,406 The Home Depot, Inc. 6,748,376
30,855,565
Consumer Staples - 1.4%
10,325 Thermo Fisher Scientific, Inc. 4,186,375
Energy - 3.3%
47,829 Chevron Corp. 6,848,634
20,680 Marathon Petroleum Corp. 3,435,155
10,283,789
Financials - 10.7%
41,233 JPMorgan Chase & Co. 11,953,859
15,853 Mastercard, Inc., Class A 8,908,435
33,616 Visa, Inc., Class A 11,935,361
32,797,655
Health Care - 6.1%
43,035 AbbVie, Inc. 7,988,157
13,948 Amgen, Inc. 3,894,421
13,740 Danaher Corp. 2,714,199
59,800 Novo Nordisk A/S, ADR 4,127,396
18,724,173
Industrials - 14.2%
41,214 AMETEK, Inc. 7,458,085
11,590 Caterpillar, Inc. 4,499,354
13,279 Deere & Co. 6,752,239
27,535 Dover Corp. 5,045,238
12,363 Hubbell, Inc. 5,049,173
36,948 L3Harris Technologies, Inc. 9,268,036
74,578 nVent Electric PLC 5,462,839
43,534,964
Information Technology - 49.4%
22,822 Accenture PLC, Class A 6,821,268
99,000 Alphabet, Inc., Class A 17,446,770
86,226 Apple, Inc. 17,690,988
8,479 ASML Holding NV 6,794,986
Shares Security Description Value
Information Technology - 49.4% (continued)
95,090 Broadcom, Inc. $ 26,211,558
25,830 CDW Corp. 4,612,980
17,500 Fiserv, Inc.(a) 3,017,175
92,270 Lam Research Corp. 8,981,562
26,780 Meta Platforms, Inc., Class A 19,766,050
36,630 Microsoft Corp. 18,220,128
139,500 NVIDIA Corp. 22,039,605
151,603,070
Total Common Stock (Cost $157,273,741) 291,985,591
Shares Security Description Value
Exchange Traded Fund - 4.2%
177,000 SPDR Portfolio S&P
500 ETF
(Cost $11,500,557) 12,866,130
Investments, at value - 99.3% (Cost
$168,774,298) $ 304,851,721
Other Assets & Liabilities, Net - 0.7% 2,248,861
Net Assets - 100.0% $ 307,100,582
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2025
2
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and an
Exchange Traded Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 304,851,721
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 304,851,721